Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and the rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. In the opinion of the Company's management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair presentation of the results for the interim period ended March 31, 2020. Although management believes that the disclosures in these unaudited condensed consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in financial statements that have been prepared in accordance U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company's financial statements for the year ended December 31, 2019, which contains the audited financial statements and notes thereto, for the year ended December 31, 2019 included within the Company's Form 10-K filed with the SEC on May 22, 2020. The interim results for the three months ended March 31, 2020 are not necessarily indicative of the results to be expected for the year ended December 31, 2020 or for any future interim periods. The December 31, 2019 Balance Sheet is derived from the Company's audited financial statements but does not include all necessary disclosures for full U.S. GAAP presentation.

Basis of presentation

The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") and the rules and regulations of the Securities and Exchange Commission ("SEC").

Principles of consolidation

Principles of consolidation

The consolidated condensed financial statements include the accounts of Driven Deliveries, Inc., and its wholly-owned subsidiaries, Budee, Inc., Ganjarunner, Inc. and Global Wellness, LLC. All significant intercompany balances and transactions have been eliminated in the consolidated condensed financial statements.

Principles of consolidation

The consolidated financial statements include the accounts of Driven Deliveries, Inc., and its wholly owned subsidiaries, Ganjarunner, Inc. and Global Wellness, LLC and its 51% owned Joint Venture Ganjabudee, Inc. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Risk factors

Risk factors

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act ("CARES Act") was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 ("2017 Tax Act"). Corporate taxpayers may carryback net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.

In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation.

Concentrations of Credit Risk

Concentrations

The Company maintains its cash accounts at financial institutions which are insured by the Federal Deposit Insurance Corporation. At times, the Company may have deposits in excess of federally insured limits.

Concentrations of Credit Risk

The Company maintains its cash accounts at financial institutions which are insured by the Federal Deposit Insurance Corporation. At times, the Company may have deposits in excess of federally insured limits.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. As of March 31, 2020 and December 31, 2019, the Company did not have any cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31 2019, the Company did not have any cash equivalents.

Equipment

Equipment

Equipment is stated at cost less accumulated depreciation. Cost includes expenditures for vehicles and computer equipment. Maintenance and repairs are charged to expense as incurred. When assets are sold, retired, or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The cost of equipment is depreciated using the straight-line method over the estimated useful lives of the related assets which is three years for computer equipment and five years for vehicles. Depreciation expense was $25,203 and $4,713 for the years ended December 31, 2019 and 2018, respectively.

Inventory

Inventory

Inventory consists of finished goods and is stated at the lower of cost or net realizable value, on an average cost basis. Inventory is determined to be salable based on demand forecast within a specific time horizon. Inventory in excess of salable amounts is considered obsolete, at which point it is written down to its net realizable value.

Inventory

Inventory consists of finished goods and is stated at the lower of cost or net realizable value, on an average cost basis. Inventory is determined to be saleable based on demand forecast within a specific time horizon. Inventory in excess of saleable amounts is considered obsolete, at which point it is written down to its net realizable value.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The Company does not record an allowance for doubtful accounts.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management.

Goodwill

Goodwill

We review goodwill for impairment at least annually or more frequently if events or changes in circumstances would more likely than not reduce the fair value of our single reporting unit below its carrying value. As of March 31, 2020, no impairment of goodwill has been identified.

Goodwill
Balance, January 1, 2019	$-
Additions	1,271,718
Balance, December 31, 2019	1,271,718
Additions	389,281
Balance, March 31, 2020	$1,660,999

Intangible Assets

Intangible Assets

The Company's intangible assets include the following at March 31, 2020:

	Cost Basis	Accumulated Amortization	Net at 3/31/2020	Estimated Life
Trade Names/Trademarks	$4,440,962	$(165,967)	$4,274,995	10
IP/Trade Secrets	3,053,060	(313,686)	2,739,374	5
License	1,064,684	(51,193)	1,013,491	15
Proprietary Software/Technology	4,189,000	(54,105)	4,134,895	7
Non-Compete Agreements	536,009	(116,935)	419,074	2
Customer Relations	211,000	(17,479)	193,521	7
Total Intangible Assets	$13,494,715	(719,365)	$12,775,350

The Company's intangible assets include the following at December 31, 2019:

	Cost Basis	Accumulated Amortization	Net at 12/31/2019	Estimated Life
Trade Names/Trademarks	$1,918,962	$(95,324)	$1,823,638	10
IP/Trade Secrets	1,978,060	(195,616)	1,782,444	5
License	678,684	(22,463)	656,221	15
Proprietary Software/Technology	289,009	(69,742)	219,267	7
Customer Relations	152,000	(11,303)	140,697	7
Total Intangible Assets	$5,016,715	$(394,448)	$4,622,267

There was no impairment recorded to intangible assets as of March 31, 2020. Amortization expense was $341,583 and $280,616 for the three months ended March 31, 2020 and December 31, 2019, respectively.

The future amortization expense intangible assets are as follows:

2020 (remainder)	$1,251,254
2021	2,119,392
2022	1,814,416
2023	1,728,525
2024	1,535,478
2025 and after	4,326,285
Total	$12,775,350

Intangible Assets

The Company's intangible assets include the following:

	Value	Estimated Life
Trade Names / Trademarks	$1,823,638	10
IP/Trade Secrets	1,782,444	5
License	656,221	15
Non-Compete Agreements	219,267	2
Customer Relations	140,697	7
Total Intangible Assets	$4,622,267

There was no impairment recorded to intangible assets as of December 31, 2019. Amortization expense was $394,448 and $0 for the year ended December 31, 2019 and 2018, respectively.

Cost of sales

Cost of Sales

Cost of goods sold consists of:

Product costs: Product costs include the purchase price of products sold, which include direct and indirect labor costs, rent, and depreciation expenses, and inbound shipping and handling costs for inventory.

Fulfillment costs and other: includes the costs of outbound shipping and handling and other costs related to delivering products to the customer.

The Company's cost of sales for March 31, 2020 and 2019 are as follows:

Cost of Sales Type	Three months ended March 31, 2020	Three months ended March 31, 2019
Cost of Sales – Product Costs	$1,111,539	-
Cost of Sales – Fulfilment Costs and Other	592,848	-
Total	$1,704,387	-

Cost of Sales

Cost of goods sold consists of:

Product costs: Product costs include the purchase price of products sold, which include direct and indirect labor costs, rent, and depreciation expenses, and inbound shipping and handling costs for inventory.

Advertising	Advertising The Company expenses the cost of advertising and promotions as incurred. Advertising expense was $180,080 and $40,774 for the three months ended March 31, 2020 and 2019, respectively.	Advertising The Company expenses the cost of advertising and promotions as incurred. Advertising expense was $361,668 and $62,470 for the years ended December 31, 2019 and 2018, respectively.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation costs under the provisions of ASC 718, "Compensation–Stock Compensation", which requires the measurement and recognition of compensation expense related to the fair value of stock-based compensation awards that are ultimately expected to vest. Stock based compensation expense recognized includes the compensation cost for all stock-based payments granted to employees, officers, and directors based on the grant date fair value estimated in accordance with the provisions of ASC 718. ASC 718 is also applied to awards modified, repurchased, or cancelled during the periods reported. The Company accounts for warrants and options issued to non-employees under ASU 2018-07, Equity – Equity Based Payments to Non-Employees, using the Black-Scholes option-pricing model.

The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and are accounted for as they occur. Due to the lack of sufficient trading history, the Company benchmarked their volatility to similar companies in a similar industry over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. The Company records forfeitures as they occur.

The Company stock based compensation expense was $327,804 and $347,694 for the three months ended March 31, 2020 and 2019, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation costs under the provisions of ASC 718, "Compensation—Stock Compensation", which requires the measurement and recognition of compensation expense related to the fair value of stock-based compensation awards that are ultimately expected to vest. Stock based compensation expense recognized includes the compensation cost for all stock-based payments granted to employees, officers, and directors based on the grant date fair value estimated in accordance with the provisions of ASC 718. ASC 718 is also applied to awards modified, repurchased, or canceled during the periods reported. The Company accounts for warrants and options issued to non-employees under ASU 2018-07, Equity – Equity Based Payments to Non-Employees, using the Black-Scholes option-pricing model.

The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and the expected forfeiture rate. Due to the lack of sufficient trading history, the Company benchmarked their volatility to similar companies in a similar industry over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. The expected forfeiture rate is estimated based on management's best estimate.

Fair Value Measurements

Fair Value Measurements

ASC 820, "Fair Value Measurements and Disclosure," defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels are described below:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that is accessible by the Company;

Level 2 Inputs – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Inputs – Unobservable inputs for the asset or liability including significant assumptions of the Company and other market participants.

The carrying amount of the Company's financial assets and liabilities, such as cash, accounts payable, accounts receivables, and accrued expenses approximate their fair value because of the short maturity of those instruments. Non- recurring fair value items are re-assessed at the end of each reporting period.

The assets or liability's fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of financial instruments that are measured at fair value as of March 31, 2020.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(558,160)	$-	$-	$(558,160)	$(558,160)

The following table provides a summary of financial instruments that are measured at fair value as of December 31, 2019.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(306,762)	$-	$-	$(306,762)	$(306,762)

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2020:

Fair Value Measurement Using Level 3
Inputs Total
Balance, January 1, 2019	$-
Debt Discount	305,424
Change in fair value of derivative liabilities	(1,338)
Balance, December 31, 2019	306,762
Extinguishment	(311,360)
Debt Discount	528,603
Change in fair value of derivative liabilities	34,155
Balance, March 31, 2020	$558,160

The level 3 financial instruments consist of embedded conversion features. The fair value of these embedded conversion features are estimated using a Black Scholes valuation model. The fair value of the derivative features were calculated using a Black-Scholes option model valued with the following assumptions:

	March 31, 2020	December 31, 2019
Exercise price	$0.50	$0.50
Risk free interest rate	0.88-1.12%	1.52-1.81%
Dividend yield	0.00%	0.00%
Expected volatility	97-119%	93-109%
Contractual term	0.88-1.19 Years	0.91-1.37
Estimated fair value of stock on grant date	$0.50	$0.50

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar expected term on the date of measurement.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company's peer group stock price for a period consistent with the warrants' expected term.

Expected term: The Company's expected term is based on the remaining contractual maturity of the warrants.

Changes in the unobservable input values would likely cause material changes in the fair value of the Company's Level 3 financial instruments.

The most sensitive unobserved inputs used in valuing derivative instruments are volatility and estimated fair value of the Company's stock on the grant date of the instruments. Significant changes in either of these inputs could have a material effect on the fair value measurement of the derivative instruments.

During the three months ended March 31, 2020 and 2019, the Company marked the derivative feature of the warrants to fair value and recorded a loss of $34,155 and $0 relating to the change in fair value, respectively.

Fair Value Measurements

ASC 820, "Fair Value Measurements and Disclosure," defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not adjusted for transaction costs. ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels giving the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels are described below:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that is accessible by the Company;

Level 2 Inputs – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Inputs – Unobservable inputs for the asset or liability including significant assumptions of the Company and other market participants.

The carrying amount of the Company's financial assets and liabilities, such as cash, accounts payable, accounts receivables, and accrued expenses approximate their fair value because of the short maturity of those instruments.

The assets or liability's fair value measurement within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The following table provides a summary of financial instruments that are measured at fair value as of December 31, 2019.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative liabilities	$(306,762)	$-	$-	$(306,762)	$(306,762)

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2019:

For the Year Ended
December 31, 2019
Balance, December 31, 2018	$-
Initial recognition of conversion feature	-
Debt Discount	305,424
Change in fair value of derivative liabilities	(1,338)
Balance, December 31, 2019	$306,762

The level 3 financial instruments consist of embedded conversion features. The fair value of these embedded conversion features are estimated using a Black Scholes valuation model. The fair value of the derivative features on were calculated using a Black-Scholes option model valued with the following assumptions:

December 31, 2019
Exercise price	$0.50
Risk free interest rate	1.52-1.81%
Dividend yield	0.00%
Expected volatility	93-109%
Contractual term	0.91-1.37 Years

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar expected term on the date of measurement.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company's peer group stock price for a period consistent with the warrants' expected term.

Expected term: The Company's expected term is based on the remaining contractual maturity of the warrants.

Changes in the unobservable input values would likely cause material changes in the fair value of the Company's Level 3 financial instruments.

The most sensitive unobserved inputs used in valuing derivative instruments are volatility and market price. Significant changes in either of these inputs could have a material effect on the fair value measurement of the derivative instruments.

During the year ended December 31, 2019, the Company marked the derivative feature of the warrants to fair value and recorded a loss of $1,338 relating to the change in fair value, respectively.

Derivative Liability

Derivative Liability

The Company evaluates its options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815-10-05-4 and 815-40-25. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated condensed statement of operations as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then the related fair value is reclassified to equity or to gain or loss on extinguishment of the note if the derivative is attached to a note.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date. The pricing model includes subjective input assumptions that can materially affect the fair value estimates. The expected volatility is estimated based on the most recent historical period of time of comparable companies equal to the remaining contractual term of the instrument granted.

Derivative Liability

The Company evaluates its options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 815-10-05-4 and 815-40-25. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then the related fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date. The pricing model includes subjective input assumptions that can materially affect the fair value estimates. The expected volatility is estimated based on the most recent historical period of time of comparable companies equal to the remaining contractual term of the instrument granted.

Revenue Recognition

Revenue Recognition

As of January 1, 2018, the Company adopted ASC 606. The adoption of ASC 606, Revenue From Contracts With Customers, represents a change in accounting principle that will more closely align revenue recognition with the delivery of the Company's services and will provide financial statement readers with enhanced disclosures. In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. The Company used the Modified-Retrospective Method when adopting this standard. There was no accounting effect due to the initial adoption. To achieve this core principle, the Company applies the following five steps:

1)	Identify the contract with a customer

The Company sells retail products directly to customers. In these sales there is no formal contract with the customer. These sales have commercial substance and there are no issues with collectability as the customer pays the cost of the goods at the time of purchase or delivery.

2)	Identify the performance obligations in the contract

The Company sells its products directly to consumers. In this case these sales represent a performance obligation with the sales and any necessary deliveries of those products.

3)	Determine the transaction price

The sales that are done directly to the customer have no variable consideration or financing component. The transaction price is the cost that those goods are being sold for plus any additional delivery costs.

4)	Allocate the transaction price to performance obligations in the contract

For the goods that the Company sells directly to customers, the transaction price is allocated between the cost of the goods and any delivery fees that may be incurred to deliver to the customer.

5)	Recognize revenue when or as the Company satisfies a performance obligation

For the sales of the Company's own goods the performance obligation is complete once the customer has received their product.

Revenue Recognition

As of January 1, 2018, the company adopted ASC 606. The adoption of ASC 606, Revenue From Contracts With Customers, represents a change in accounting principle that will more closely align revenue recognition with the delivery of the Company's services and will provide financial statement readers with enhanced disclosures. In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. The Company used the Modified-Retrospective Method when adopting this standard. There was no accounting effect due to the initial adoption. To achieve this core principle, the Company applies the following five steps:

1)	Identify the contract with a customer

Delivery Income

The Company has three contracts with different customers with the same terms. All of these qualify as contracts since they have been approved by both parties, have identifiable rights and payment terms regarding the services to be transferred, have commercial substance, and it is probable that the entity will collect the consideration in exchange for the services.

Product Sales

The Company performs retail sales directly to customers. In these sales there is no formal contract with the customer. These sales have commercial substance and there are no issues with collectability as the customer pays the cost of the goods at the time of purchase or delivery.

2)	Identify the performance obligations in the contract

Delivery Income

The Company's performance obligations are to (1) deliver cannabis in compliance with California law, and (2) provide a platform to sell the retailer's or their own products. These items represent performance obligations since they are distinct services and are distinct in the context of the contract.

Product Sales

The Company sells its products directly to consumers. In this case these sales represent a performance obligation with the sales and any necessary deliveries of those products.

3)	Determine the transaction price

Delivery Income

The company will perform delivery services in exchange for a flat fee per delivery. As mandated by The California Bureau of Cannabis Control, delivery drivers are required to be on the payroll of a licensed retailer. In order to fulfill the performance obligation, delivery drivers are included on the payroll of the customer, and the Company reimburses the customer for the drivers' wages at a premium. The cost of paying the drivers are considered a cost to fulfill a contract for which the Company receives no benefit, so it is consideration payable to the customer, which is considered in determining the transaction price. In addition, the company currently nets the amounts owed by the customers for deliveries with the amounts owed to the customers for drivers' wages. As such, the company reduces the delivery fee by the drivers' wages to determine the transaction price. These elements of the transaction price are based on variable consideration determined to be constrained and are recognized as of the later of when the service is rendered or when the Company pays or promises to pay the consideration, which will generally be on a monthly basis. If the cost of the drivers' wages exceeds the total fees for delivery, the company would present a net negative revenue. For the year ended December 31, 2018, the company shows net negative revenue related to delivery of cannabis.

Commission Income

The transaction price of the commissions is a variable consideration as the price is determined to be 10% of a delivered sale from an order generated on the Company's online platform. The variable consideration is also constrained as the amount of the consideration is dependent on the cost of the products purchased; and is further constrained as the company has little history to predict the amount to be recognized. Transaction price for the commissions will be determined as the company satisfies the performance obligation. During 2019 the company discontinued earning commission income.

Product Sales

The sales that are done directly to the customer have no variable consideration or financing component. The transaction price is the cost that those goods are being sold for plus any additional delivery costs.

Excise Tax

As part of the Company's sales, the company collects an excise tax. The amount of tax collected is based on state and local laws.

4)	Allocate the transaction price to performance obligations in the contract

Delivery Income

The Company will allocate the transaction price of the delivery fees and to the deliveries that they perform separately for the customer.

Commission Income

The transaction price of the commissions will be allocated per each sale that the Company generates for a retailer that is delivered.

Product Sales

For the goods that the Company sells directly to customers, the transaction price is allocated between the cost of the goods and any delivery fees that may be incurred to deliver to the customer.

Excise Tax

The tax collected is allocated to the transactions that the tax was collected from.

5)	Recognize revenue when or as the Company satisfies a performance obligation

Delivery Income

The Company satisfies performance obligations either over time or at a point in time. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

Both performance obligations are satisfied at a point in time, and as such revenue will be recognized when the delivery is completed. The revenue will not be recognized for orders not fulfilled, but the delivery fee is earned even if the delivery is rejected or the person who placed the order is not present or available at the time of delivery. The consideration payable to the customer for drivers' wages is recognized over time based on the inputs to determine the drivers' wage obligations, but the net transaction price is known and therefore recognized by the end of each reporting period.

Product Sales

For the sales of the Company's own goods the performance obligation is complete once the customer has received their product.

Excise Tax

The Company recognizes the revenue when the tax is collected and the customer has received their product.

Disaggregation of Revenue

Disaggregation of Revenue

The following table depicts the disaggregation of revenue according to revenue type.

Revenue Type	Revenue for the three months ended March 31, 2020	Revenue for the three months ended March 31, 2019
Delivery Income	$27,043	15,370
Dispensary Cost Reimbursements	(7,528)	(34,787)
Delivery Income, net	19,515	(19,417)
Product Sales	2,175,933	-
Total	$2,195,448	(19,417)

As part of the Company's former delivery business where the Company partnered with dispensaries to deliver their products, the Company was responsible for reimbursing the partnered dispensaries for the wages of the delivery couriers. Due to this reduction of revenue from the reimbursement of wages for the delivery couriers, the Company is presenting a net negative revenue for the three months ended March 31, 2019 for Dispensary Delivery Income.

Disaggregation of Revenue

The following table depicts the disaggregation of revenue according to revenue type.

Revenue Type	Revenue for the year ended December 31, 2019	Revenue for the year ended December 31, 2018
Delivery Income	$139,323	43,468
Dispensary Cost Reimbursements	(126,093)	(114,574)
Delivery Income, net	13,230	(71,106)
Product Sales	2,498,164	-
Commission Income	821	6,072
Excise Tax and Regulatory and Compliance fees	310,360	-
Total	$2,822,575	(65,034)

Due to this reduction of revenue from the reimbursement of wages for the delivery couriers, the Company is presenting a net negative revenue for the year ended December 31, 2018.

Leases

Leases

Under Topic 842, operating lease expense is generally recognized evenly over the term of the lease. The Company has operating leases primarily consisting of office space with remaining lease terms of 35 months to 37 months. Current facility leases include our offices in El Segundo California, Oakland California, and Sacramento California. Lease costs were $40,375 and $44,060 for the three months ended March 31, 2020 and 2019. There was no sublease rental income for the three months ended March 31, 2020 and 2019.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. For lease agreements entered into or reassessed after the adoption of Topic 842, we combine the lease and non-lease components in determining the lease liabilities and right of use ("ROU") assets.

Our lease agreements generally do not provide an implicit borrowing rate, therefore an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on March 31, 2020 and December 31, 2019 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Lease Costs

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Components of total lease costs:
Operating lease expense	$40,375	$44,060
Total lease costs	$40,375	$44,060

Lease Positions as of March 31, 2020

ROU lease assets and lease liabilities for our operating leases were recorded in the consolidated condensed balance sheet as follows:

	March 31, 2020	December 31, 2019
Assets
Right of use asset	$657,549	$115,859
Total assets	$657,549	$115,859

Liabilities
Operating lease liabilities – short term	$295,639	$40,217
Operating lease liabilities – long term	362,532	76,264
Total lease liability	$658,171	$116,481

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating lease	3.58
Weighted average discount rate – operating lease	10.91%

Cash Flows

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
ROU amortization	$40,375	$11,274
Cash paydowns of operating liability	$(40,375)	$(7,075)
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU asset	$(657,549)	$(261,969)
Lease Liability	$658,171	$266,869

The future minimum lease payments under the leases are as follows:

2020 (remainder)	$217,557
2021	250,543
2022	231,678
2023	39,178
Total future minimum lease payments	738,956
Less: Lease imputed interest	80,785
Total	$658,171

Leases

Under Topic 842, operating lease expense is generally recognized evenly over the term of the lease. The Company has operating leases primarily consisting of office space with remaining lease terms of 35 months to 37 months. Current facility leases include our offices in El Segundo California, Gardena California, and Sacramento California. Lease costs were $280,375 for the year ended December 31, 2019. There was no sublease rental income for the year ended December 31, 2019 and 2018.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. For lease agreements entered into or reassessed after the adoption of Topic 842, we combine the lease and non-lease components in determining the lease liabilities and right of use ("ROU") assets.

Our lease agreements generally do not provide an implicit borrowing rate, therefore an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2019 and 2018 for all leases that commenced prior to that date.

Lease Costs

Year Ended December 31, 2019
Components of total lease costs:
Operating lease expense	$280,375
Total lease costs	$280,375

Lease Positions as of December 31, 2019

ROU lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheet as follows:

December 31, 2019
Assets
Right of use asset	$115,859
Total assets	$115,859

Liabilities
Operating lease liabilities – short term	$40,217
Operating lease liabilities – long term	76,264
Total lease liability	$116,481

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating lease	3.58
Weighted average discount rate – operating lease	10.91%

Cash Flows

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
ROU amortization	$271,651
Cash paydowns of operating liability	$(276,551)
Supplemental non-cash amounts of lease liabilities arising from obtaining
ROU assets	$(387,510)
Lease Liability	$393,032

The future minimum lease payments under the leases are as follows:

2020	$230,076
2021	230,543
2022	231,678
2023	39,178
Total future minimum lease payments	731,475
Lease imputed interest	145,594
Total	$585,881

Excise and Sales Tax

Excise and Sales Tax

The State of California and various local governments impose certain excise and state and local taxes on product sales. The Company's policy is to include excise taxes as part of sales and cost of sales. The Company's policy for various state and local sales taxes are to exclude them from revenue and cost of sales.

Excise and Sales Tax

The State of California and various local governments impose certain excise and state and local taxes on product sales. The Company's policy is to include excise taxes as part of sales and cost of sales. The Company's policy for various state and local sales taxes are to exclude them from revenue and cost of sales.

Income Taxes

Income taxes are provided in accordance with ASC No. 740, "Accounting for Income Taxes". A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carryforwards. Deferred tax expense (benefit) results from the net change during the period of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Per FASB ASC 740-10, disclosure is not required of an uncertain tax position unless it is considered probable that a claim will be asserted and there is a more-likely-than-not possibility that the outcome will be unfavorable. Using this guidance, as of December 31, 2019 and 2018, the Company has no uncertain tax positions that qualify for either recognition or disclosure in the financial statements.

We include interest and penalties assessed by income taxing authorities in income tax expense as incurred.

Basic and Diluted Net Loss per Common Share

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. For diluted earnings per common share, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of March 31, 2020, common stock equivalents are comprised of 34,578,750 warrants and 7,992,433 options.

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding plus the dilutive effect of shares issuable through the common stock equivalents. The weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of December 31, 2019, common stock equivalents are comprised of 29,243,750 warrants and 7,879,933 options.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350)—Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the accounting for goodwill impairments by eliminating the requirement to compare the implied fair value of goodwill with its carrying amount as part of step two of the goodwill impairment test referenced in Accounting Standards Codification ("ASC") 350, Intangibles - Goodwill and Other ("ASC 350"). As a result, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value. However, the impairment loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 is effective for annual reporting periods beginning after December 15, 2019. The adoption of this standard did not have a material impact on the Company's consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 "Fair Value Measurement". ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods beginning January 1, 2020. The adoption of this standard did not have a material impact on the Company's consolidated financial statements and related disclosures.

In December 2019, the FASB issued authoritative guidance intended to simplify the accounting for income taxes (ASU 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes"). This guidance eliminates certain exceptions to the general approach to the income tax accounting model and adds new guidance to reduce the complexity in accounting for income taxes. This guidance is effective for fiscal years beginning after December 15, 2020, including interim periods within those annual periods. The Company is currently evaluating the potential impact of this guidance on its consolidated financial statements.

In May, 2020, the FASB issued ASU 2020-05 in response to the ongoing impacts to US businesses in response to the COVID-19 pandemic. ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities provides a limited deferral of the effective dates for implementing previously issued ASU 606 and ASU 842 to give some relief to businesses and the difficulties they are facing during the pandemic. These entities may defer application to fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. As the Company has already adopted ASU 606 and ASU 842, the Company does not anticipate any effect on its financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815), which clarifies the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The guidance clarifies how to account for the transition into and out of the equity method of accounting when considering observable transactions under the measurement alternative. The ASU is effective for annual reporting periods beginning after December 15, 2020, including interim reporting periods within those annual periods, with early adoption permitted. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

The FASB issues ASUs to amend the authoritative literature in ASC. There have been several ASUs to date, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact our financial statements.

Recent Accounting Pronouncements

In February 2016, FASB issued Accounting Standards Update ("ASU") 2016-02: Leases (Topic 842). The objective of this ASU, along with several related ASUs issued subsequently, is to increase transparency and comparability between organizations that enter into lease agreements. The new guidance generally requires an entity to recognize on its balance sheet operating and financing lease liabilities and corresponding right-of-use assets. The standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2018 and early adoption is permitted. The new standard requires a modified retrospective transition for existing leases to each prior reporting period presented or entered into after, the beginning of the earliest comparative period presented in the financial statements. This standard was adopted by the Company on January 1, 2019. The adoption of this standard lead to the Company recognizing a lease liability and right of use assets on the Company's consolidated financial statements and related disclosures. The adoption of Topic 842 resulted in the recognition of an operating ROU asset and operating lease liability of $387,510 and $393,032, respectively as of January 1, 2019.

The FASB issues ASUs to amend the authoritative literature in ASC. There have been several ASUs to date, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact our financial statements.